Segmented information (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue percentage	100.00%	93.00%	93.00%	92.00%
Revenue from customer	$ 12,500	$ 9,500	$ 31,800	$ 25,400
Non-current assets	90,572		90,572		$ 81,076
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	18		18		36
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 90,554		$ 90,554		$ 81,040